Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Entity Central Index Key	0000031266
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000014207
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class A
Trading Symbol	EVIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.97%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
AssetsNet	$ 937,472,850
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$937,472,850
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	386
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Preferred Stocks	0.1%
Taxable Municipal Obligations	0.2%
Collateralized Mortgage Obligations	0.6%
Short-Term-Investments	2.7%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	4.0%
U.S. Government Agency Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	10.8%
Corporate Bonds	10.9%
Common Stocks	60.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.2%
Apple Inc.	4.4%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class C	3.0%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.5%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.5%
AbbVie, Inc.	1.5%
Total	28.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014209
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class C
Trading Symbol	ECIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.72%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.72%
AssetsNet	$ 937,472,850
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$937,472,850
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	386
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Preferred Stocks	0.1%
Taxable Municipal Obligations	0.2%
Collateralized Mortgage Obligations	0.6%
Short-Term-Investments	2.7%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	4.0%
U.S. Government Agency Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	10.8%
Corporate Bonds	10.9%
Common Stocks	60.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.2%
Apple Inc.	4.4%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class C	3.0%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.5%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.5%
AbbVie, Inc.	1.5%
Total	28.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000120937
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class I
Trading Symbol	EIIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.72%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
AssetsNet	$ 937,472,850
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$937,472,850
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	386
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Preferred Stocks	0.1%
Taxable Municipal Obligations	0.2%
Collateralized Mortgage Obligations	0.6%
Short-Term-Investments	2.7%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	4.0%
U.S. Government Agency Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	10.8%
Corporate Bonds	10.9%
Common Stocks	60.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.2%
Apple Inc.	4.4%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class C	3.0%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.5%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.5%
AbbVie, Inc.	1.5%
Total	28.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000171358
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class R
Trading Symbol	ERIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.22%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.22%
AssetsNet	$ 937,472,850
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$937,472,850
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	386
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Preferred Stocks	0.1%
Taxable Municipal Obligations	0.2%
Collateralized Mortgage Obligations	0.6%
Short-Term-Investments	2.7%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	4.0%
U.S. Government Agency Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	10.8%
Corporate Bonds	10.9%
Common Stocks	60.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.2%
Apple Inc.	4.4%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class C	3.0%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.5%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.5%
AbbVie, Inc.	1.5%
Total	28.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000171359
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class R6
Trading Symbol	ESIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.68%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 937,472,850
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$937,472,850
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	386
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Preferred Stocks	0.1%
Taxable Municipal Obligations	0.2%
Collateralized Mortgage Obligations	0.6%
Short-Term-Investments	2.7%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	4.0%
U.S. Government Agency Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	10.8%
Corporate Bonds	10.9%
Common Stocks	60.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.2%
Apple Inc.	4.4%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class C	3.0%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.5%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.5%
AbbVie, Inc.	1.5%
Total	28.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000075110
Shareholder Report [Line Items]
Fund Name	Eaton Vance Core Bond Fund
Class Name	Class A
Trading Symbol	EAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 271,098,590
Holdings Count | Holding	331
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$271,098,590
# of Portfolio Holdings (for Core Bond Portfolio)	331
Portfolio Turnover Rate (for Core Bond Portfolio)	161%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Collateralized Mortgage Obligations	1.5%
Short-Term Investments	4.5%
Commercial Mortgage-Backed Securities	8.9%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	17.3%
U.S. Treasury Obligations	28.3%
Corporate Bonds	28.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000033565
Shareholder Report [Line Items]
Fund Name	Eaton Vance Core Bond Fund
Class Name	Class I
Trading Symbol	EIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.49%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 271,098,590
Holdings Count | Holding	331
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$271,098,590
# of Portfolio Holdings (for Core Bond Portfolio)	331
Portfolio Turnover Rate (for Core Bond Portfolio)	161%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Collateralized Mortgage Obligations	1.5%
Short-Term Investments	4.5%
Commercial Mortgage-Backed Securities	8.9%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	17.3%
U.S. Treasury Obligations	28.3%
Corporate Bonds	28.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014213
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class A
Trading Symbol	EVTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 873,101,073
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$873,101,073
# of Portfolio Holdings	57
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Real Estate	2.0%
Consumer Discretionary	3.2%
Utilities	4.0%
Materials	4.3%
Communication Services	5.2%
Consumer Staples	5.7%
Energy	5.8%
Industrials	13.3%
Health Care	14.6%
Financials	20.2%
Information Technology	21.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.9%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.6%
Chevron Corp.	3.4%
AbbVie, Inc.	3.3%
International Paper Co.	2.5%
Walmart, Inc.	2.5%
Truist Financial Corp.	2.4%
EOG Resources, Inc.	2.4%
Lam Research Corp.	2.3%
Total	31.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014215
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class C
Trading Symbol	ECTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
AssetsNet	$ 873,101,073
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$873,101,073
# of Portfolio Holdings	57
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Real Estate	2.0%
Consumer Discretionary	3.2%
Utilities	4.0%
Materials	4.3%
Communication Services	5.2%
Consumer Staples	5.7%
Energy	5.8%
Industrials	13.3%
Health Care	14.6%
Financials	20.2%
Information Technology	21.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.9%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.6%
Chevron Corp.	3.4%
AbbVie, Inc.	3.3%
International Paper Co.	2.5%
Walmart, Inc.	2.5%
Truist Financial Corp.	2.4%
EOG Resources, Inc.	2.4%
Lam Research Corp.	2.3%
Total	31.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014216
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class I
Trading Symbol	EIUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 873,101,073
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$873,101,073
# of Portfolio Holdings	57
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Real Estate	2.0%
Consumer Discretionary	3.2%
Utilities	4.0%
Materials	4.3%
Communication Services	5.2%
Consumer Staples	5.7%
Energy	5.8%
Industrials	13.3%
Health Care	14.6%
Financials	20.2%
Information Technology	21.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.9%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.6%
Chevron Corp.	3.4%
AbbVie, Inc.	3.3%
International Paper Co.	2.5%
Walmart, Inc.	2.5%
Truist Financial Corp.	2.4%
EOG Resources, Inc.	2.4%
Lam Research Corp.	2.3%
Total	31.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014219
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater India Fund
Class Name	Class A
Trading Symbol	ETGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.48%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.48%
AssetsNet	$ 290,053,063
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$290,053,063
# of Portfolio Holdings (for Greater India Portfolio)	64
Portfolio Turnover Rate (for Greater India Portfolio)	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.4%
Utilities	2.8%
Energy	3.3%
Short-Term Investments	3.4%
Industrials	4.8%
Communication Services	5.5%
Consumer Staples	6.4%
Materials	6.6%
Health Care	7.7%
Information Technology	9.9%
Consumer Discretionary	20.6%
Financials	26.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	8.2%
Infosys Ltd.	5.5%
Bharti Airtel Ltd.	4.4%
Mahindra & Mahindra Ltd.	4.3%
Axis Bank Ltd.	4.1%
Bajaj Finance Ltd.	3.4%
Reliance Industries Ltd.	3.3%
Sun Pharmaceutical Industries Ltd.	3.1%
Trent Ltd.	3.1%
Zomato Ltd.	2.6%
Total	42.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000034727
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater India Fund
Class Name	Class C
Trading Symbol	ECGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	2.23%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.23%
AssetsNet	$ 290,053,063
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$290,053,063
# of Portfolio Holdings (for Greater India Portfolio)	64
Portfolio Turnover Rate (for Greater India Portfolio)	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.4%
Utilities	2.8%
Energy	3.3%
Short-Term Investments	3.4%
Industrials	4.8%
Communication Services	5.5%
Consumer Staples	6.4%
Materials	6.6%
Health Care	7.7%
Information Technology	9.9%
Consumer Discretionary	20.6%
Financials	26.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	8.2%
Infosys Ltd.	5.5%
Bharti Airtel Ltd.	4.4%
Mahindra & Mahindra Ltd.	4.3%
Axis Bank Ltd.	4.1%
Bajaj Finance Ltd.	3.4%
Reliance Industries Ltd.	3.3%
Sun Pharmaceutical Industries Ltd.	3.1%
Trent Ltd.	3.1%
Zomato Ltd.	2.6%
Total	42.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081648
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater India Fund
Class Name	Class I
Trading Symbol	EGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.23%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.23%
AssetsNet	$ 290,053,063
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$290,053,063
# of Portfolio Holdings (for Greater India Portfolio)	64
Portfolio Turnover Rate (for Greater India Portfolio)	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.4%
Utilities	2.8%
Energy	3.3%
Short-Term Investments	3.4%
Industrials	4.8%
Communication Services	5.5%
Consumer Staples	6.4%
Materials	6.6%
Health Care	7.7%
Information Technology	9.9%
Consumer Discretionary	20.6%
Financials	26.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	8.2%
Infosys Ltd.	5.5%
Bharti Airtel Ltd.	4.4%
Mahindra & Mahindra Ltd.	4.3%
Axis Bank Ltd.	4.1%
Bajaj Finance Ltd.	3.4%
Reliance Industries Ltd.	3.3%
Sun Pharmaceutical Industries Ltd.	3.1%
Trent Ltd.	3.1%
Zomato Ltd.	2.6%
Total	42.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014223
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class A
Trading Symbol	EALCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.04%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.04%
AssetsNet	$ 428,343,586
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$428,343,586
# of Portfolio Holdings	50
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.4%
Short-Term Investments	2.0%
Consumer Staples	4.1%
Financials	5.6%
Industrials	7.1%
Health Care	9.0%
Consumer Discretionary	12.6%
Communication Services	13.3%
Information Technology	44.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.2%
Microsoft Corp.	9.9%
Amazon.com, Inc.	8.0%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.8%
Eli Lilly & Co.	3.2%
Meta Platforms, Inc., Class A	3.2%
Adobe, Inc.	3.0%
Intuit, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Total	57.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014225
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class C
Trading Symbol	ECLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.79%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.79%
AssetsNet	$ 428,343,586
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$428,343,586
# of Portfolio Holdings	50
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.4%
Short-Term Investments	2.0%
Consumer Staples	4.1%
Financials	5.6%
Industrials	7.1%
Health Care	9.0%
Consumer Discretionary	12.6%
Communication Services	13.3%
Information Technology	44.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.2%
Microsoft Corp.	9.9%
Amazon.com, Inc.	8.0%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.8%
Eli Lilly & Co.	3.2%
Meta Platforms, Inc., Class A	3.2%
Adobe, Inc.	3.0%
Intuit, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Total	57.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000048018
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class I
Trading Symbol	ELCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.79%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.79%
AssetsNet	$ 428,343,586
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$428,343,586
# of Portfolio Holdings	50
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.4%
Short-Term Investments	2.0%
Consumer Staples	4.1%
Financials	5.6%
Industrials	7.1%
Health Care	9.0%
Consumer Discretionary	12.6%
Communication Services	13.3%
Information Technology	44.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.2%
Microsoft Corp.	9.9%
Amazon.com, Inc.	8.0%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.8%
Eli Lilly & Co.	3.2%
Meta Platforms, Inc., Class A	3.2%
Adobe, Inc.	3.0%
Intuit, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Total	57.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080478
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class R
Trading Symbol	ELCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$71	1.29%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.29%
AssetsNet	$ 428,343,586
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$428,343,586
# of Portfolio Holdings	50
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.4%
Short-Term Investments	2.0%
Consumer Staples	4.1%
Financials	5.6%
Industrials	7.1%
Health Care	9.0%
Consumer Discretionary	12.6%
Communication Services	13.3%
Information Technology	44.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.2%
Microsoft Corp.	9.9%
Amazon.com, Inc.	8.0%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.8%
Eli Lilly & Co.	3.2%
Meta Platforms, Inc., Class A	3.2%
Adobe, Inc.	3.0%
Intuit, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Total	57.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014226
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class A
Trading Symbol	EHSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,467,891,915
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,467,891,915
# of Portfolio Holdings	56
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.6%
Consumer Discretionary	3.8%
Communication Services	4.8%
Materials	5.3%
Real Estate	5.5%
Utilities	7.0%
Consumer Staples	8.2%
Energy	8.4%
Information Technology	8.4%
Industrials	13.6%
Health Care	15.6%
Financials	17.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Charles Schwab Corp.	3.5%
Chevron Corp.	3.5%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	3.0%
Thermo Fisher Scientific, Inc.	2.9%
Reinsurance Group of America, Inc.	2.8%
Wells Fargo & Co.	2.7%
Hasbro, Inc.	2.6%
Mid-America Apartment Communities, Inc.	2.6%
3M Co.	2.4%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014228
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class C
Trading Symbol	ECSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
AssetsNet	$ 1,467,891,915
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,467,891,915
# of Portfolio Holdings	56
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.6%
Consumer Discretionary	3.8%
Communication Services	4.8%
Materials	5.3%
Real Estate	5.5%
Utilities	7.0%
Consumer Staples	8.2%
Energy	8.4%
Information Technology	8.4%
Industrials	13.6%
Health Care	15.6%
Financials	17.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Charles Schwab Corp.	3.5%
Chevron Corp.	3.5%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	3.0%
Thermo Fisher Scientific, Inc.	2.9%
Reinsurance Group of America, Inc.	2.8%
Wells Fargo & Co.	2.7%
Hasbro, Inc.	2.6%
Mid-America Apartment Communities, Inc.	2.6%
3M Co.	2.4%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014230
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class I
Trading Symbol	EILVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,467,891,915
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,467,891,915
# of Portfolio Holdings	56
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.6%
Consumer Discretionary	3.8%
Communication Services	4.8%
Materials	5.3%
Real Estate	5.5%
Utilities	7.0%
Consumer Staples	8.2%
Energy	8.4%
Information Technology	8.4%
Industrials	13.6%
Health Care	15.6%
Financials	17.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Charles Schwab Corp.	3.5%
Chevron Corp.	3.5%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	3.0%
Thermo Fisher Scientific, Inc.	2.9%
Reinsurance Group of America, Inc.	2.8%
Wells Fargo & Co.	2.7%
Hasbro, Inc.	2.6%
Mid-America Apartment Communities, Inc.	2.6%
3M Co.	2.4%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014229
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class R
Trading Symbol	ERSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 1,467,891,915
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,467,891,915
# of Portfolio Holdings	56
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.6%
Consumer Discretionary	3.8%
Communication Services	4.8%
Materials	5.3%
Real Estate	5.5%
Utilities	7.0%
Consumer Staples	8.2%
Energy	8.4%
Information Technology	8.4%
Industrials	13.6%
Health Care	15.6%
Financials	17.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Charles Schwab Corp.	3.5%
Chevron Corp.	3.5%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	3.0%
Thermo Fisher Scientific, Inc.	2.9%
Reinsurance Group of America, Inc.	2.8%
Wells Fargo & Co.	2.7%
Hasbro, Inc.	2.6%
Mid-America Apartment Communities, Inc.	2.6%
3M Co.	2.4%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000142453
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	ERLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,467,891,915
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,467,891,915
# of Portfolio Holdings	56
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.6%
Consumer Discretionary	3.8%
Communication Services	4.8%
Materials	5.3%
Real Estate	5.5%
Utilities	7.0%
Consumer Staples	8.2%
Energy	8.4%
Information Technology	8.4%
Industrials	13.6%
Health Care	15.6%
Financials	17.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Charles Schwab Corp.	3.5%
Chevron Corp.	3.5%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	3.0%
Thermo Fisher Scientific, Inc.	2.9%
Reinsurance Group of America, Inc.	2.8%
Wells Fargo & Co.	2.7%
Hasbro, Inc.	2.6%
Mid-America Apartment Communities, Inc.	2.6%
3M Co.	2.4%
Total	29.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014231
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class A
Trading Symbol	ETEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.21%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
AssetsNet	$ 155,497,161
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,497,161
# of Portfolio Holdings	69
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Utilities	2.2%
Consumer Staples	4.4%
Materials	5.4%
Real Estate	8.9%
Information Technology	10.0%
Health Care	10.8%
Consumer Discretionary	14.8%
Financials	20.8%
Industrials	21.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Dorman Products, Inc.	3.0%
Essential Properties Realty Trust, Inc.	2.9%
AptarGroup, Inc.	2.9%
Chemed Corp.	2.8%
Aramark	2.7%
Commerce Bancshares, Inc.	2.6%
CBIZ, Inc.	2.6%
Valvoline, Inc.	2.6%
U.S. Physical Therapy, Inc.	2.5%
Core & Main, Inc., Class A	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014233
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class C
Trading Symbol	ECSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.96%
AssetsNet	$ 155,497,161
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,497,161
# of Portfolio Holdings	69
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Utilities	2.2%
Consumer Staples	4.4%
Materials	5.4%
Real Estate	8.9%
Information Technology	10.0%
Health Care	10.8%
Consumer Discretionary	14.8%
Financials	20.8%
Industrials	21.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Dorman Products, Inc.	3.0%
Essential Properties Realty Trust, Inc.	2.9%
AptarGroup, Inc.	2.9%
Chemed Corp.	2.8%
Aramark	2.7%
Commerce Bancshares, Inc.	2.6%
CBIZ, Inc.	2.6%
Valvoline, Inc.	2.6%
U.S. Physical Therapy, Inc.	2.5%
Core & Main, Inc., Class A	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000070580
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class I
Trading Symbol	EISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 155,497,161
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,497,161
# of Portfolio Holdings	69
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Utilities	2.2%
Consumer Staples	4.4%
Materials	5.4%
Real Estate	8.9%
Information Technology	10.0%
Health Care	10.8%
Consumer Discretionary	14.8%
Financials	20.8%
Industrials	21.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Dorman Products, Inc.	3.0%
Essential Properties Realty Trust, Inc.	2.9%
AptarGroup, Inc.	2.9%
Chemed Corp.	2.8%
Aramark	2.7%
Commerce Bancshares, Inc.	2.6%
CBIZ, Inc.	2.6%
Valvoline, Inc.	2.6%
U.S. Physical Therapy, Inc.	2.5%
Core & Main, Inc., Class A	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080479
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class R
Trading Symbol	ERSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$73	1.46%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.46%
AssetsNet	$ 155,497,161
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,497,161
# of Portfolio Holdings	69
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Utilities	2.2%
Consumer Staples	4.4%
Materials	5.4%
Real Estate	8.9%
Information Technology	10.0%
Health Care	10.8%
Consumer Discretionary	14.8%
Financials	20.8%
Industrials	21.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Dorman Products, Inc.	3.0%
Essential Properties Realty Trust, Inc.	2.9%
AptarGroup, Inc.	2.9%
Chemed Corp.	2.8%
Aramark	2.7%
Commerce Bancshares, Inc.	2.6%
CBIZ, Inc.	2.6%
Valvoline, Inc.	2.6%
U.S. Physical Therapy, Inc.	2.5%
Core & Main, Inc., Class A	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122